Condensed Interim Consolidated Statements of Changes in Shareholders' (Deficiency) Equity (Unaudited) - USD ($) $ in Thousands	Share Capital [Member]	Other Capital [Member]	Deficit [Member]	Accumulated Other Comprehensive (loss) Income [Member]	Total
Balance at Dec. 31, 2017	$ 222,335	$ 88,772	$ (314,161)	$ 271	$ (2,783)
Balance, shares at Dec. 31, 2017	16,440,760
Net income (loss)			11,822		11,822
Other comprehensive loss: Foreign currency translation adjustments				(250)	(250)
Other comprehensive loss: Actuarial loss on defined benefit plan (note 10)			205		205
Comprehensive income (loss)			12,027	(250)	11,777
Share-based compensation costs		516			516
Balance at Jun. 30, 2018	$ 222,335	89,288	(302,134)	21	9,510
Balance, shares at Jun. 30, 2018	16,440,760
Balance at Mar. 31, 2018	$ 222,335	88,895	(299,737)	49	11,542
Balance, shares at Mar. 31, 2018	16,440,760
Net income (loss)			(2,602)		(2,602)
Other comprehensive loss: Foreign currency translation adjustments				(28)	(28)
Other comprehensive loss: Actuarial loss on defined benefit plan (note 10)			205		205
Comprehensive income (loss)			(2,397)	(28)	(2,425)
Share-based compensation costs		393			393
Balance at Jun. 30, 2018	$ 222,335	89,288	(302,134)	21	9,510
Balance, shares at Jun. 30, 2018	16,440,760
Balance at Dec. 31, 2018	$ 222,335	89,342	(309,781)	11	1,907
Balance, shares at Dec. 31, 2018	16,440,760
Net income (loss)			(4,705)		(4,705)
Other comprehensive loss: Foreign currency translation adjustments				(26)	(26)
Other comprehensive loss: Actuarial loss on defined benefit plan (note 10)			(1,491)		(1,491)
Comprehensive income (loss)			(6,196)	(26)	(6,222)
Issuance of common shares	$ 805				805
Issuance of common shares, shares	191,650
Share-based compensation costs		482			482
Balance at Jun. 30, 2019	$ 223,140	89,824	(315,977)	(15)	(3,028)
Balance, shares at Jun. 30, 2019	16,632,410
Balance at Mar. 31, 2019	$ 222,335	89,437	(315,427)	95	(3,560)
Balance, shares at Mar. 31, 2019	16,440,760
Net income (loss)			206		206
Other comprehensive loss: Foreign currency translation adjustments				(110)	(110)
Other comprehensive loss: Actuarial loss on defined benefit plan (note 10)			(756)		(756)
Comprehensive income (loss)			(550)	(110)	(660)
Issuance of common shares	$ 805				805
Issuance of common shares, shares	191,650
Share-based compensation costs		387			387
Balance at Jun. 30, 2019	$ 223,140	$ 89,824	$ (315,977)	$ (15)	$ (3,028)
Balance, shares at Jun. 30, 2019	16,632,410